Common Stock - Schedule of Reserved Common Stock for Future Issuances - Graphite Bio, Inc. (Details) - Graphite Bio, Inc. - shares	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Class A common stock shares reserved for future issuance (in shares)	17,428,919	13,893,161
Class A common stock options granted and outstanding
Class of Stock [Line Items]
Class A common stock shares reserved for future issuance (in shares)	5,376,373	7,755,303
Shares Available for Future Stock Option Grants
Class of Stock [Line Items]
Class A common stock shares reserved for future issuance (in shares)	10,798,817	5,382,907
ESPP Shares Available for Future Grants
Class of Stock [Line Items]
Class A common stock shares reserved for future issuance (in shares)	1,253,729	754,951